POST-EMPLOYMENT BENEFITS - Changes in Defined Benefit Liability (Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 66
Remeasurements, recognized in other comprehensive income and equity	(44)	$ 160
Net defined benefit liability (asset), ending balance	67	66
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	452
Current service cost	143	137
Past service recovery	(43)	0
Interest cost (income)	(12)	(9)
Pension expense, recognized in employee salaries and benefits expense	(116)	(150)
Remeasurements, recognized in other comprehensive income and equity	(114)	92
Remeasurements, recognized in other comprehensive income and equity	(54)	60
Administrative expenses paid from plan assets	(4)	(4)
Net defined benefit liability (asset), ending balance	365	452
Domestic defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1,890)	(1,619)
Interest cost (income)	73	72
Remeasurements, recognized in other comprehensive income and equity	(114)	92
Contributions by employees, (decrease) increase	39	42
Contributions by employer, (decrease) increase	148	145
Benefits paid, decrease (increase)	(68)	(76)
Administrative expenses paid from plan assets	(3)	(4)
Net defined benefit liability (asset), ending balance	(1,965)	(1,890)
Domestic defined benefit plans | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	2,342	2,006
Past service recovery	(43)
Interest cost (income)	(85)	(81)
Remeasurements, recognized in other comprehensive income and equity	(168)	152
Net defined benefit liability (asset), ending balance	2,330	2,342
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	66	62
Interest cost (income)	(2)	(3)
Pension expense, recognized in employee salaries and benefits expense	2	2
Benefits paid, decrease (increase)	(4)	(3)
Remeasurements, recognized in other comprehensive income and equity	1	2
Net defined benefit liability (asset), ending balance	$ 67	$ 66